Share capital (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Share capital [Abstract]
Disclosure of issued share capital [text block]
Issued share capital	2018	2017
Common stock (amounts in US$ ‘000)	60	61
The share capital is distributed as follows:
Common shares, of nominal US$ 0.001	60,483,447	60,596,219
Total common shares in issue	60,483,447	60,596,219

Authorized share capital
US$ per share	0.001	0.001

Number of common shares (US$ 0.001 each)	5,171,949,000	5,171,949,000
Amount in US$	5,171,949	5,171,949

Disclosure of detailed information about common shares [text block]
GeoPark common shares history	Date	Shares issued (millions)	Shares closing (millions)	US$(`000) Closing
Shares outstanding at the end of 2016			59.9	60
Stock awards	Jan 2017	0.1	60.0	60
Stock awards	Dec 2017	0.1	60.1	60
Stock awards	Dec 2017	0.5	60.6	61
Shares outstanding at the end of 2017			60.6	61
Stock awards	Dec 2018	0.1	60.7	61
Buyback program	Dec 2018	(0.2)	60.5	60
Shares outstanding at the end of 2018			60.5	60